Acquisitions, investments (including debt securities) and purchases of intangible assets	9 Months Ended
Sep. 30, 2022
Acquisitions, investments (including debt securities) and purchases of intangible assets
Acquisitions, investments (including debt securities) and purchases of intangible assets

2.    Acquisitions, investments (including debt securities) and purchases of intangible assets

The Company completed acquisitions, investments (including debt securities) and the purchase of intangible assets in the amount of €135,736 and €365,536 for the nine months ended September 30, 2022 and 2021, respectively.

Additionally, on August 24, 2022 (“Acquisition Date”), the Company completed a business combination among Fresenius Health Partners, Inc. (“FHP”), the value-based care division of the Company’s wholly-owned subsidiary Fresenius Medical Care Holdings, Inc., with InterWell Health LLC, a physician organization driving innovation in the kidney care space in the U.S., and Cricket Health, Inc. (“Cricket”), a U.S. provider of value-based kidney care with a patient engagement and data platform. The transaction was completed after regulatory approval was received in the U.S. and other customary closing conditions were satisfied. Upon completion of the transactions with noncontrolling shareholders and consummation of the business combination described below, the Company held approximately 75% of the new company. The new company, InterWell Topco L.P. (“NewCo”), will operate under the InterWell Health brand and will target the management of care for more than 270,000 people with kidney disease.

Under the terms and conditions of this business combination, Cricket Health, Inc. contributed all of its net assets in exchange for approximately 17% of the equity interest in NewCo. The fair value of the consideration transferred by the Company to Cricket Health, Inc. for a controlling interest in NewCo was $269,318 (€271,107 as of the Acquisition Date).

InterWell Health LLC also contributed all of its net assets in exchange for approximately 8% of the equity interest in NewCo. The fair value of the consideration transferred by the Company to InterWell Health LLC for a controlling interest in Newco was $136,768 (€137,677 as of the Acquisition Date). Prior to the transaction, the Company owned approximately 46% of InterWell Health LLC with a carrying value of $19,370 (€19,499) and a fair value of $175,434 (€176,600) as of the Acquisition Date. At the Acquisition Date, the Company received approximately 7% equity in NewCo in exchange for its investment in InterWell Health, LLC. As a result of the transaction, the Company recognized a remeasurement gain of $156,064 (€146,699) for the nine months ended September 30, 2022, which represented the difference between the fair value and the carrying value of its investment in InterWell Health LLC prior to the Acquisition Date, and a related currency translation adjustment reversal due to the disposal of its investment in Interwell Health LLC in the amount of €364 for the nine months ended September 30, 2022. The remeasurement gain is recorded in the consolidated statements of income for the three- and nine-months ended September 30, 2022 within the line item “Remeasurement Gain From InterWell Health”.

The contributions of the net assets of InterWell Health LLC and Cricket Health, Inc. were accounted for as a business combination in accordance with IFRS 3 in which the Company was identified as the acquirer and InterWell Health LLC and Cricket Health, Inc. were identified as acquired companies. NewCo has been consolidated in the Company’s consolidated financial statements as of and for the reporting period ending September 30, 2022.

The Company also contributed the business of FHP in exchange for approximately 68% of equity interest in NewCo. Since the Company controlled FHP before the Acquisition Date and controls NewCo post-Acquisition Date, the Company's contribution of FHP was accounted for as an equity transaction. Therefore, the net assets contributed were recorded at their respective carrying value at the Acquisition Date. Noncontrolling interest was recognized in the amount of $4,914 (€4,947 as of the Acquisition Date) and additional paid in capital of $401,188 (€403,854 as of the Acquisition Date) representing the difference between the carrying value and the fair value of the corresponding interests was recorded within the line item “Transactions with noncontrolling interests without loss of control” in the consolidated statements of shareholders’ equity.

As a result of the transaction, the Company recorded additional noncontrolling interests at fair value in the amount of $194,158 (€195,448 as of the Acquisition Date) using the full goodwill method within the line item “Noncontrolling interests due to changes in consolidation group” in the consolidated statements of shareholders’ equity. A third party valuation advisor was engaged to assist the Company in the estimation of the underlying fair value of the transaction and primarily employed an income approach which was used in the calculation of consideration transferred to the acquirees as well as in the calculation of noncontrolling interests. In addition, the Company also granted put options to noncontrolling shareholders with an estimated fair value of $577,308 (€592,232) at September 30, 2022 (as of Acquisition Date: $604,137 (€608,150)). For further information regarding the valuation of put option liabilities, see note 12.

The following allocation of the purchase price is based upon information available to management as of September 30, 2022. Based on a preliminary allocation, the following assets, including goodwill (which will not be deductible for tax purposes), were acquired and liabilities were assumed as of the Acquisition Date:

Reconciliation of goodwill recognized

	in $ THOUS	in € THOUS
Fair value of consideration transferred	406,086	408,784
Fair value of previously held equity method investment in InterWell Health LLC	175,434	176,600
	581,520	585,384
Fair Values of Assets Acquired and Liabilities Assumed (preliminary)
Less: Cash and cash equivalents	(57,383)	(57,764)
Less: Other assets	(2,819)	(2,838)
Less: Intangible assets	(34,519)	(34,748)
Other liabilities	13,029	13,116
Deferred tax liabilities	9,084	9,144
Noncontrolling interests	194,158	195,448
Goodwill	703,070	707,742

The Company is in the process of obtaining and evaluating the information necessary for the purchase price allocations, including, but not limited to, working capital, tax-related items and the final capital interest allocation. As such, the balances noted in the table above are provisional and subject to measurement period adjustments permitted under IFRS 3. Any adjustments to acquisition accounting, net of related income tax effects, will be recorded with a corresponding adjustment to goodwill within one year from the Acquisition Date.

As of the Acquisition Date, amortizable intangible assets, primarily a technology platform, in the amount of $34,519 (€34,748) acquired in this transaction have weighted average useful lives of 12 years.

As of the Acquisition Date, goodwill in the amount of $703,070 (€707,742) was recorded as part of the transaction and mainly represents anticipated synergies and future cash flows expected to be generated by NewCo. The entire amount of goodwill recorded as a result of this transaction was allocated to the North America cash generating unit.

Additionally, and as contemplated in the agreement, the Company also transferred Acumen Physician Solutions, LLC (“Acumen”) to NewCo shortly after the Acquisition Date, and prior to September 30, 2022, with working capital in the amount of $1,824 (€1,845 as of the date of the transfer agreement). Since certain long-lived assets (mainly intangible assets) held by Acumen will be utilized materially differently by NewCo, management performed an impairment assessment prior to the transfer, concluded that the assets were completely impaired in accordance with IAS 36, Impairment of Assets, and recorded an impairment charge in the North America Segment in the amount of $71,025 before the transfer (€66,763 for the nine months ended September 30, 2022). The Company also incurred certain transaction-related costs of $25,352 (€23,831 for the nine months ended September 30, 2022). The expenses, along with the impairment charges were recognized in "Selling, general and administrative” expense on the consolidated statements of income. The transaction-related costs are included in operating activities and cash acquired is included in investing activities in the consolidated statements of cash flows.

From August 24, 2022 through September 30, 2022, the revenue contributed by the acquired companies (i.e. Cricket and InterWell Health, LLC) was not material. During this period, the Company recognized a loss of €3,765 from the acquired companies within its consolidated profit or loss. Had the business combination taken place on January 1, 2022, the Company estimates that its revenue for the nine months ended September 30, 2022 would not have been materially different. However, the Company estimates that net income for the nine months ended September 30, 2022 would have been €38,955 lower than reported if the business combination had taken place at the beginning of the reporting period.